Small Company Value Trust Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Series I
Prospectus [Line Items]
Average Annual Return, Percent	7.12%	5.96%	8.93%
Series II
Prospectus [Line Items]
Average Annual Return, Percent	7.00%	5.77%	8.72%
NAV
Prospectus [Line Items]
Average Annual Return, Percent	7.11%	6.02%	8.98%